Investment in Financial Assets (Details) - 6 months ended Jun. 30, 2023	USD ($)	₪ / shares
Investment in Financial Assets (Details) [Line Items]
Comprehensive income loss (in Dollars) | $	$ 133
Ordinary Shares [Member]
Investment in Financial Assets (Details) [Line Items]
Par value		₪ 0.05
AutoMax Shares [Member]
Investment in Financial Assets (Details) [Line Items]
Par value		0.5
Exercise of price		₪ 0.41